OTHER INVESTMENTS - Narratives (Details)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Marketability unobservable inputs rate	16.50%	16.50%
Minority discounts unobservable input rate	17.00%	17.00%
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
Disclosure of financial assets [line items]
Percentage of interest held	11.11%
Group [Member]
Disclosure of financial assets [line items]
Percentage of interest held	11.30%